Summary of Principal Accounting Policies - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction
Total revenue from related parties	$ 192,868,505	¥ 1,326,067,405	¥ 1,712,703,256	¥ 1,131,426,133
Related party
Related Party Transaction
Total revenue from related parties	144,108,907	990,820,793	1,232,785,709	716,130,680
One-time commissions
Related Party Transaction
Total revenue from related parties	107,613,195	739,894,527	1,042,685,658	635,273,151
One-time commissions | Related party
Related Party Transaction
Total revenue from related parties	76,258,496	524,315,293	739,901,443	424,823,991
One-time commissions | Third party
Related Party Transaction
Total revenue from related parties	31,354,699	215,579,234	302,784,215	210,449,160
Recurring management fee
Related Party Transaction
Total revenue from related parties	63,551,335	436,947,202	365,045,532	261,480,460
Recurring management fee | Related party
Related Party Transaction
Total revenue from related parties	63,551,335	436,947,202	365,045,532	261,480,460
Recurring service fees
Related Party Transaction
Total revenue from related parties	9,389,261	64,555,866	105,403,427	123,582,471
Recurring service fees | Related party
Related Party Transaction
Total revenue from related parties	182,737	1,256,411	10,081,396	12,810,384
Recurring service fees | Third party
Related Party Transaction
Total revenue from related parties	9,206,524	63,299,455	95,322,031	110,772,087
Other service fees
Related Party Transaction
Total revenue from related parties	12,314,714	84,669,810	199,568,639	111,090,051
Other service fees | Related party
Related Party Transaction
Total revenue from related parties	4,116,339	28,301,887	117,757,338	17,015,845
Other service fees | Third party
Related Party Transaction
Total revenue from related parties	$ 8,198,375	¥ 56,367,923	¥ 81,811,301	¥ 94,074,206